Equity (Details)							1 Months Ended		6 Months Ended
	Mar. 27, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Nov. 13, 2024 SFr / shares shares	Nov. 04, 2024	Oct. 09, 2024 USD ($) $ / shares shares	Dec. 14, 2021	Jan. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 SFr / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 SFr / shares	Jun. 27, 2025 shares	Jan. 15, 2025 SFr / shares	Jan. 14, 2025 SFr / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SFr / shares	Nov. 13, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares	Sep. 27, 2024 SFr / shares
Equity [Line Items]
Convertible preferred share price (in Dollars per share) | $ / shares					$ 4.96				$ 4.96
Additional shares					10,000,000
Percentage of future offerings					50.00%
Preferred shares par value | (per share)			SFr 0.03						$ 0.0369		SFr 0.03				$ 0.0369	SFr 0.03	$ 0.03689
Accrue dividends annual rate									8.00%
Capital increase per share (in Francs per share) | SFr / shares			SFr 29,887.2
Issuance of common shares			37,359														37,359
Conversion of common shares			598,539
Issued preferred shares									1,249,904
Common shares issued									4,152,056						3,159,535
Exchange preferred shares			806,452
Preferred share gross proceeds (in Dollars) | $									$ 3,000,000
Share price | $ / shares									$ 1.65
Preferred shares outstanding									1,249,904
Debt value (in Dollars) | $									$ 74,003
Preferred stock accrues dividends percentage									8.00%
Accrued dividends on preferred stock (in Dollars) | $									$ 126,367
Percentage of share capital									10.00%
Percentage of transfer restriction									20.00%
Percentage of capital reduction									10.00%
Percentage of treasury shares									10.00%
Sold shares							161,290
Issuance common per share (in Dollars per share) | (per share)									$ 0.0369		0.03				$ 0.0369	0.03
Gross proceeds (in Dollars) | $		$ 500,000
Common shares value (in Dollars) | $									$ 153,141						$ 118,918
Percentage of weighted average price									95.00%
Estimated fair value (in Dollars) | $									$ 296,154
Common share warrants									5,188,448
Conversion price increase (in Dollars per share) | $ / shares									$ 3.1
Conversion price decrease (in Dollars per share) | $ / shares									$ 1.65
Remaining unconverted shares									81,452
Remaining unconverted per share (in Dollars per share) | $ / shares									$ 4.96
Additional common shares									114,526
Exercise price increase (in Dollars per share) | $ / shares									$ 4.25
Exercise price decrease (in Dollars per share) | $ / shares									$ 1.65
Fair value of warrant (in Dollars) | $									$ 613,939
Deemed dividends (in Dollars) | $									$ 1,845,839
Diluted share awards				80.00%		15.00%
Excess term									10 years
Options vested and exercisable
Price per unit (in Dollars per share) | $ / shares									$ 2.9
Aggregate intrinsic value for options outstanding and expected to vest (in Dollars) | $
Intrinsic value of exercisable options (in Dollars) | $
Unrecognized stock-based compensation expense (in Dollars) | $									$ 71,671
Weighted-average period									1 year 6 months
March 2025 SPA [Member]
Equity [Line Items]
Common shares issued									568,278
Warrant purchase									1,181,818
Exercise price per warrants | $ / shares									$ 1.8
Warrant [Member]
Equity [Line Items]
Warrant purchase									1,181,818
Exercise price per warrants | (per share)									$ 1.8		192,308
Common share warrants									485,000
Purchase price per share (in Dollars per share) | $ / shares									$ 1.65
Pre-Funded Warrants [Member]
Equity [Line Items]
Warrant purchase												485,000
Common share warrants									192,308
Market price of warrant (in Dollars per share) | $ / shares									$ 2.54
Deemed dividends (in Dollars) | $									$ 1,231,900
Measurement Input, Expected Dividend Rate [Member]
Equity [Line Items]
Warrants measurement input									0
Preferred Stock [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $					$ 4,000,000
Issuance of common shares					806,452
Convertible preferred share price (in Dollars per share) | $ / shares					$ 4.96
Preferred shares designated								806,452										806,452
Preferred shares par value | (per share)								SFr 0.03										$ 0.03689
Issued preferred shares		806,452	806,452				806,452		583,198								806,452
Conversion price								806,452
Common shares issued									600,000
Conversion price increase (in Dollars per share) | $ / shares									$ 4.96
Conversion price decrease (in Dollars per share) | $ / shares									$ 3.1
Common Stock [Member]
Equity [Line Items]
Preferred shares par value | SFr / shares			SFr 0.8
Conversion of common shares									483,871
Share price | SFr / shares													SFr 3.1
Issuance common per share (in Dollars per share) | (per share)		$ 3.1					$ 3.1		$ (0.0369)		0.03
Common shares value (in Dollars) | $		$ 25,000,000					$ 25,000,000
Purchase price per share (in Dollars per share) | $ / shares									$ 3.1
Common shares issued									600,000
Conversion price increase (in Dollars per share) | $ / shares									$ 4.96
Conversion price decrease (in Dollars per share) | $ / shares									$ 3.1
General and Administrative Expense [Member]
Equity [Line Items]
Stock-based compensation expense (in Dollars) | $									$ 46,248	$ 58,570
BVF Partners L.P. Securities Purchase Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Preferred shares and warrants conversion price (in Dollars per share) | $ / shares	$ 1.65
Exercise price (in Dollars per share) | $ / shares	$ 1,800,000
Gross proceeds (in Dollars) | $	$ 2,000,000
H.C. Wainwright & Co., LLC [Member]
Equity [Line Items]
Common share warrants									1.54
Non-Voting Registered PPCs [Member]
Equity [Line Items]
Issued preferred shares			1,014,365														1,014,365
Non-Voting Registered PPCs [Member] | Preferred Stock [Member]
Equity [Line Items]
Issued preferred shares									1,249,904
Down Round Provision Triggers [Member]
Equity [Line Items]
Issued preferred shares									360,000
Black-Scholes Model [Member]
Equity [Line Items]
Conversion price increase (in Dollars per share) | $ / shares									$ 3.1
Conversion price decrease (in Dollars per share) | $ / shares									1.65
Maximum [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares									$ 1.65
Issuance common per share (in Dollars per share) | (per share)															$ 0.88	0.8
Common shares issued									1,290,323
Fair value of warrant (in Dollars) | $									$ 42,608
Maximum [Member] | Measurement Input, Expected Term [Member]
Equity [Line Items]
Warrants measurement input									4.5
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Equity [Line Items]
Warrants measurement input									4.24
Maximum [Member] | Measurement Input, Share Price [Member]
Equity [Line Items]
Warrants measurement input									2.06
Maximum [Member] | Measurement Input, Option Volatility [Member]
Equity [Line Items]
Warrants measurement input									175.32
Maximum [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred shares par value | $ / shares		$ 3.1					$ 3.1
Minimum [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares									$ 4.25
Issuance common per share (in Dollars per share) | (per share)															$ 0.0369	0.03
Common shares issued									806,452
Minimum [Member] | Measurement Input, Expected Term [Member]
Equity [Line Items]
Warrants measurement input									0.25
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Equity [Line Items]
Warrants measurement input									4.05
Minimum [Member] | Measurement Input, Share Price [Member]
Equity [Line Items]
Warrants measurement input									1.54
Minimum [Member] | Measurement Input, Option Volatility [Member]
Equity [Line Items]
Warrants measurement input									121.24
Minimum [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred shares par value | $ / shares		$ 4.96					$ 4.96
Minimum [Member] | Black-Scholes Option Pricing Model [Member]
Equity [Line Items]
Fair value of warrant (in Dollars) | $									$ 571,331
Preferred Shares and PPCs [Member]
Equity [Line Items]
Conversion of common shares									1,863,032
Issued preferred shares			598,539														598,539
Common shares issued									568,278
Preferred shares outstanding															206,452
Preferred Shares and PPCs [Member] | Warrant [Member]
Equity [Line Items]
Warrant purchase									568,278
Preferred Shares and PPCs [Member] | Preferred Stock [Member]
Equity [Line Items]
Issued preferred shares									1,249,904
Preferred shares outstanding									1,249,904
Preferred Shares and PPCs [Member] | Common Stock [Member]
Equity [Line Items]
Conversion of common shares									44,850
Common shares issued			207,913														207,913
Preferred Shares and PPCs [Member] | Maximum [Member]
Equity [Line Items]
Convertible preferred share price (in Dollars per share) | $ / shares									$ 3.1
Preferred Shares and PPCs [Member] | Minimum [Member]
Equity [Line Items]
Convertible preferred share price (in Dollars per share) | $ / shares									1.65
Preferred Participation Certificates [Member]
Equity [Line Items]
Preferred shares par value | (per share)									$ 0.0369		SFr 0.03				$ 0.0369	SFr 0.03
Conversion of common shares									551,532
Issued preferred shares		360,000			14,920		360,000		583,198						206,452
Preferred shares outstanding									583,198						206,452
Preferred Participation Certificates [Member] | Preferred Stock [Member]
Equity [Line Items]
Issued preferred shares															583,198
Preferred Participation Certificates [Member] | Common Stock [Member]
Equity [Line Items]
Conversion of common shares									754,384
Common Stock [Member]
Equity [Line Items]
Common shares issued									435,000
Issuance common per share (in Dollars per share) | SFr / shares																			SFr 0.8
Common Stock [Member] | Maximum [Member]
Equity [Line Items]
Issuance common per share (in Dollars per share) | SFr / shares														SFr 0.03
Common Stock [Member] | Minimum [Member]
Equity [Line Items]
Issuance common per share (in Dollars per share) | SFr / shares														SFr 0.8
Private Placement [Member] | BVF Partners L.P. Securities Purchase Agreement [Member]
Equity [Line Items]
Issuance of common shares	1,212,122